Income taxes - Schedule of income taxes paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal	$ 9,575,000
State	16,894,000
Foreign	589,000
Cash paid for income taxes, net of refunds received	$ 27,058,000	$ 16,486